Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Taxes [Line Items]
Assessable profit rate	25.00%	25.00%	25.00%
Tax holiday description	Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019 and November 2022, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for three years, respectively, through November 2025. Universe Trade, another operating subsidiary of the Company in the PRC, was approved as a HNTE and was entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years through December 2023. Universe Trade did not successfully renew its HNTE status at the end of December 2023 and, therefore, has been subject to the standard PRC enterprise income tax rate of 25% starting from January 2024. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2024, 2023 and 2022 were reported at a blended reduced rate as a result of certain of the PRC subsidiaries of the Company’s being approved as a HNTE and enjoying a 15% reduced income tax rate. Although Jiangxi Universe was approved as a HNTE and enjoying a 15% reduced income tax rate, it incurred operating loss for the year ended September 30, 2024, with no impact of the tax holidays on PRC corporate income taxes for the year ended September 30, 2024.
Income tax rate	15.00%
Tax holidays decreased PRC corporate income taxes		$ 309,840	$ 694,955
Tax holidays on net income per share		$ 0.09	$ 0.19
Hong Kong [Member]
Taxes [Line Items]
Assessable profit rate	16.50%